CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Acquisitions, net of cash acquired	$ 660,893	$ 660,893